Other income (expense) (Tables)	12 Months Ended
Dec. 31, 2010
Other income (expense)
Other income (expense)

	Years ended December 31,
(Millions of dollars)	2010	2009	2008
Investment and interest income	$86	$98	$101
Foreign exchange gains (losses)(1)	(55)	184	100
License fee income	54	49	73
Gains (losses) on sale of securities and affiliated companies	9	(2)	55
Impairment of available-for-sale securities	(3)	(12)	(37)
Miscellaneous income (loss)	39	64	35
	$130	$381	$327

(1)          Includes gains (losses) from foreign exchange derivative contracts.  See Note 3 for further details.